Post-Employment and Other Non-current Employee Benefits - Summary of Assumptions, Amounts of Benefits Expected to be Paid (Detail) $ in Millions	Dec. 31, 2019 MXN ($)
Pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
2020	$ 315
2021	174
2022	143
2023	250
2024	232
2025 to 2029	1,996
Seniority premiums [member]
Disclosure of defined benefit plans [line items]
2020	38
2021	30
2022	28
2023	27
2024	27
2025 to 2029	$ 145